Popular, Inc. (Holding company only) financial information (Statement of Cash Flows) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions
Net income	$ 506,622	$ 671,135	$ 618,158
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	292,536	165,779	228,072
Amortization of intangibles	6,397	9,370	9,326
Net accretion of discounts and amortization of premiums and deferred fees	(63,300)	(158,070)	(87,154)
Share-based compensation	8,254	12,303	10,521
Earnings from investments under the equity method, net of dividends or distributions	(27,738)	(28,011)	(24,217)
Early extinguishment of debt	0	0	12,522
Deferred income tax expense (benefit)	75,044	141,332	(12,320)
Net decrease (increase) in:
Equity securities	(8,263)	(8,032)	(1,622)
Net (decrease) increase in:
Interest payable	(5,404)	(284)	(9,786)
Other liabilities	(106,736)	(116,443)	(226,244)
Total adjustments	172,150	34,232	229,345
Net cash (used in) provided by operating activities	678,772	705,367	847,503
Cash flows from investing activities:
Net (increase) decrease in money market investments	(8,378,577)	905,558	1,083,515
Return of capital from equity method investments	959	6,942	4,090
Acquisition of premises and equipment	(60,073)	(75,665)	(80,549)
Acquisition of loan portfolios	(1,138,276)	(619,737)	(601,550)
Payments to acquire other intangible	(83)	(10,382)	0
Proceeds from sale of:
Premises and equipment and other productive assets	26,548	18,608	9,185
Foreclosed assets	77,521	107,881	105,371
Net cash (used in) provided by investing activities	(13,068,146)	(4,169,852)	(4,390,667)
Cash flows from financing activities:
Payments of notes payable	(139,920)	(210,377)	(755,966)
Payments for debt extinguishment	0	0	(12,522)
Proceeds from issuance of notes payable	261,999	75,000	473,819
Proceeds from issuance of common stock	9,093	8,719	7,268
Payments for repurchase of redeemable preferred stock	(28,017)	0	0
Dividends paid	(133,645)	(115,810)	(105,441)
Net payments for repurchase of common stock	(500,479)	(250,581)	(125,264)
Payments related to tax witholding for share-based compensation	(3,693)	(5,431)	(2,201)
Net cash (used in) provided by financing activities	12,492,145	3,455,557	3,533,786
Net (decrease) increase in cash and due from banks, and restricted cash	102,771	(8,928)	(9,378)
Cash and due from banks and restricted cash at beginning of period	394,323	403,251	412,629
Cash and due from banks and restricted cash at end of period	497,094	394,323	403,251
Popular, Inc. Holding Co.
Condensed Financial Statements, Captions
Net income	506,622	671,135	618,158
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in losses (earnings) of subsidiaries, net of dividends or distributions	65,944	(277,062)	(208,763)
Provision for credit losses	95	256	(251)
Amortization of intangibles	98	96	41
Net accretion of discounts and amortization of premiums and deferred fees	1,233	1,240	2,022
Share-based compensation	5,770	7,927	7,441
Earnings from investments under the equity method, net of dividends or distributions	(15,510)	(14,948)	(14,333)
Early extinguishment of debt	0	0	12,522
Net decrease (increase) in:
Equity securities	(5,305)	(4,051)	(1,583)
Other assets	(8,327)	1,134	344
Net (decrease) increase in:
Interest payable	0	0	(10,288)
Other liabilities	2,470	2,508	8,059
Total adjustments	46,468	(282,900)	(204,789)
Net cash (used in) provided by operating activities	553,090	388,235	413,369
Cash flows from investing activities:
Net (increase) decrease in money market investments	110,000	(45,000)	70,000
Net repayments on other loans	587	677	536
Capital Contribution Subsidiaries	(10,000)	(9,000)	(87,000)
Return of capital from wholly ownd subsidiaries	12,500	13,000	13,000
Return of capital from equity method investments	131	0	0
Acquisition of premises and equipment	(2,667)	(1,289)	(1,099)
Proceeds from sale of:
Premises and equipment and other productive assets	285	3	293
Net cash (used in) provided by investing activities	110,836	(41,609)	(4,270)
Cash flows from financing activities:
Payments of notes payable	0	0	(448,518)
Payments for debt extinguishment	0	0	(12,522)
Proceeds from issuance of notes payable	0	0	293,819
Proceeds from issuance of common stock	15,175	13,451	11,653
Payments for repurchase of redeemable preferred stock	(28,017)	0	0
Dividends paid	(133,645)	(115,810)	(105,441)
Net payments for repurchase of common stock	(500,705)	(250,571)	(125,731)
Payments related to tax witholding for share-based compensation	(3,394)	(5,420)	(2,201)
Net cash (used in) provided by financing activities	(650,586)	(358,350)	(388,941)
Net (decrease) increase in cash and due from banks, and restricted cash	13,340	(11,724)	20,158
Cash and due from banks and restricted cash at beginning of period	56,554	68,278	48,120
Cash and due from banks and restricted cash at end of period	$ 69,894	$ 56,554	$ 68,278